Brundage,
                                                                  Story and Rose
                                                                Investment Trust


                                                   -----------------------------
                                                              Semi-Annual Report
                                                   -----------------------------
                                                                    May 31, 1998
                                                   -----------------------------
                                                                     (Unaudited)
                                                   -----------------------------

                                                   -----------------------------
                                                         Short/Intermediate Term
                                                   -----------------------------
                                                               Fixed-Income Fund
                                                   -----------------------------

                                                   -----------------------------
                                                                     Equity Fund
                                                   -----------------------------

                                                   -----------------------------

                                                   -----------------------------
                                                                          [LOGO]

Letter To Shareholders                                              July 8, 1998
--------------------------------------------------------------------------------
ECONOMIC & FINANCIAL MARKETS OUTLOOK

In our November 30, 1997 Annual Report we titled this portion of our Letter to Shareholders "A Cold Wind Blows From Asia." We felt at that time that the crisis in Asia would be of longer duration and greater severity than generally acknowledged. In retrospect, that point of view has proven correct, and the negative impact on the earnings of corporate America is now being felt.

Although earnings expectations have been reduced steadily throughout the year, it is our feeling that they remain at least slightly too optimistic. We feel it likely that corporate earnings in 1998 will exceed those of 1997 only by a very modest margin. Asia, with two-thirds of the world's population, close to 40% of gross world product (GWP) and historical growth rates which have provided over 50% of GWP growth over recent years, is bound to exert a substantial negative economic force when it experiences severe financial duress and economic recession.

Six months ago we expressed caution concerning the very generous statistical valuations of equities and yet, so far in 1998, we see stock market performance which just about equals the exceedingly strong returns experienced during the same period a year ago. Now that stock valuations have exceeded just about every statistical record dating back over a century, it seems timely to reflect upon today's markets and the forces which have impelled them to such lofty levels.

When analyzing equity markets, we are fundamentalists: We analyze a business, its management, its ability to generate cash and its record of either reinvesting that cash profitably or returning that cash to shareholders. Underlying this discipline is the knowledge that publicly traded common stocks seldom, if ever, trade exactly at their economic value. But by focusing on economic value, an investor will be able to look past periods of speculative excess and those of rampant pessimism and focus on long-term value appreciation. Indeed, as active participants in, and students of, the financial markets, we sometimes find ourselves expecting something to happen which, from a purely rational perspective, should not. Now is one of those times.

We can identify a number of reasons why stocks might trend higher over the near term, but no really compelling reason why they should. On the positive side, the single most important factor is the inflow of new cash into equities. Bolstered by years of double-digit returns, long-time equity investors have become complacent about their holdings and, to the extent that they have tried to focus on value and judicious profit taking, they have been penalized repeatedly by market trends. Moreover, novice market participants have been conditioned to "buy the dips" and use any market setback as an opportunity to "get in on the party" they have missed for so long.

We also find that the very weakness in Asia that makes this market environment troubling has caused a global economic slowdown, relieving any current upward pressure on interest rates. The implosion in Asia and continued strength of the U.S. dollar have actually made U.S. financial assets more attractive to foreign investors -- a "flight to quality" -- resulting in still more demand for stocks as well as bonds.

While the outlook for bonds appears almost ideal -- low inflation, a strong dollar and slower economic growth -- the outlook for equities is less clear as, unfortunately (and troubling to us), the earnings of major U.S. corporations have not been remotely as good as the fortunes of their stocks. But despite declining expectations and a number of high profile corporate earnings disappointments, the market has been able to log another strong period in a string of truly unprecedented advances. Is the market then looking through to better times ahead and discounting the undeniably negative impact of developments in Asia and the heightened competition here at home? Or does the market's continued strength signal a significant disconnection between stock prices and earnings?

We do not have the answer but, from our perspective, we are now on new ground where rising stock prices, in the face of stagnating fundamentals, have transformed our cautious optimism into a near-term concern. As we have mentioned in the past, the market's price/earnings (P/E) ratio based on trailing earnings has looked high throughout the last few years. But it has been an unreliable valuation benchmark simply because the market is a forward-looking mechanism and earnings growth over the past four years has been extraordinary.

In fact, if one compares the market's price at the beginning of each calendar year with actual earnings per share realized during that year, it is apparent that high stock prices were simply accurately forecasting strong profit growth. While trailing P/E ratios were in excess of 20 times, the market traded at between 15 and 16 times forward-looking earnings consistently from 1994 through 1997. While still high historically, these P/E ratios, in retrospect, do not look unreasonable given that growth in earnings for the four years from 1994 through 1997 averaged a very healthy 11%.

Unfortunately, if our estimates are right, this experience of seemingly high P/E ratios proving justified by subsequent high growth rates may be coming to an end. With lower earnings expectations and the market's strong advance in the first quarter, the P/E ratio on the market's 1998 estimated earnings has now reached about 25 times or a full 10 multiple points higher than when this advance began in 1994; and this level of valuation is accompanied by the lowest expected earnings growth rate for the market in the last five years. Even if our forecast for 1998 proves to be too conservative, the P/E ratio on trailing earnings is the highest it has ever been -- going all the way back to 1871.

So, given these very real concerns, why continue to own common stocks at all? For one thing, there is no sign that the tide of money that has been lifting the market has peaked, much less begun to ebb. As long as capital continues to flow into the market, the corporate acquisition pace continues unabated and Wall Street is unable to issue new equity fast enough to absorb it, stock prices are likely to trend higher despite the earnings outlook. More important, as long as interest rates remain low and a recession still does not appear in the offing, investors may well look through the current slowdown of growth in corporate profits and into 1999 when growth is expected to re-accelerate modestly toward its historic 6 - 7% trend rate.

Finally, we justify continued common stock exposure on the premise that, although stock prices are obviously high, the environment for long-term financial assets remains remarkably good, perhaps better than at any time in the past thirty years. Inflation seems still to be under control, interest rates are likely to stay in their current trading range and the global economy, despite the impact of the Asian crisis, looks positioned to deliver additional years of continuing prosperity. Our prescription for investing in this high-risk market remains unchanged: Allow the waves of market optimism and pessimism to wash over us as we remain anchored to the fundamental business prospects for the individual companies on which we focus, while eschewing fads and areas of excessive overvaluation.

SHORT/INTERMEDIATE TERM FIXED-INCOME FUND

Interest rates on U.S. Treasury bonds fell significantly during the six-month period ended May 31, 1998 and the flatness of the yield curve persisted. Intermediate and longer maturity issues declined in yield by 25 to 30 basis points. Total rates of return, which include interest accruals and price changes, for various maturity Treasury issues are summarized below:

Treasury Issue    Total Return
------------------------------
3 month               2.64%
------------------------------
2 year                3.05%
------------------------------
3 year                3.33%
------------------------------
5 year                3.68%
------------------------------
10 year               4.17%
------------------------------
30 year               6.43%
------------------------------

The Asian financial problems impacted the valuation of corporate bonds during this period, causing yield spreads over Treasury issues to widen and resulting in 3-5 year investment grade corporate bond returns which were no better than equivalent maturity Treasuries. Selected corporate bonds, dependent on the issuer's exposure to the Asian region, produced very poor results. Mortgage-backed securities also lagged Treasury issues during the period as prepayment fears resulted in more muted price increases for these issues than for equivalent maturity Treasury issues.

Despite the Fund's exposure to corporate bonds and mortgage-backed securities, the total return for the six-month period of 3.85% was better than 3-5 year Treasury issues and better than the 3.63% return of the Lehman Brothers Intermediate Maturity Government/Corporate Bond Index.

The nominal and relative returns for the Fund during the first half of fiscal 1998 were favorable due to the good issue selection of individual bonds made by our specialists in the corporate and mortgage-backed areas. Our current strategy is to add gradually to our corporate and mortgage-backed holdings now that more issues represent relatively good values.

EQUITY FUND

For the six months ended May 31, 1998, your Equity Fund generated a return of 10.9% which, although gratifying on an absolute basis, lagged the S&P 500 Index (the Index). The best performing areas continue to be pharmaceuticals, consumer staples and the financial sector. However, relative returns were penalized somewhat by what your Fund did not own: the very largest consumer-oriented companies which are selling at exceedingly high valuations and which heavily impact the market capitalization-weighted S&P 500. As we have said in the past, that Index continues to be driven by a small group of very generously valued large capitalization companies and, because we feel that they are overly expensive, we have underemphasized them in your Fund. The S&P 500 Index generated a return of 15.1% for the period while, in contrast, on an unweighted basis, its return was 10.8%. The S&P Small-Cap Index had a return of 7.9% and the Russell 2000 Index, 6.9%. In short, company size was an important component of returns during this period.

The characteristics of your Fund continue to be very positive. Five-year compound rates of revenue growth, cash flow growth and book value growth exceed the S&P 500 while price-to-book value and debt-to-capital ratios are more conservative. The weighted average market capitalization of the companies in your Fund is large but is substantially less than that of the Index. Our strategy continues to be to emphasize fundamentally superior companies and to lean against the current trend toward the small number of excessively overvalued favorites.

SUMMARY

The current environment is, as we have said, very attractive for bond investors. It is also positive in a macroeconomic sense because our rapidly growing trade deficit and other repercussions of "the Asian flu" have calmed substantially what might have become an overheated domestic economy. While the broad economic picture continues to be positive, the impact of a surprisingly less attractive environment for corporate earnings may, before too long, cool the equity markets. Thus, we feel that a cautious posture is warranted over the near term. More important, we continue to believe in the efficacy of equities for investors with longer-term investment horizons.

Sincerely yours,

/s/ Malcolm D. Clarke, Jr.

Malcolm D. Clarke, Jr.
President

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 1998 (Unaudited)
-------------------------------------------------------------------------------------------------------------
                                                                                    Short/
                                                                                 Intermediate
                                                                                     Term
                                                                                 Fixed-Income       Equity
                                                                                     Fund            Fund
-------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost (original cost $36,507,811 and $25,497,713, respectively)   $ 36,527,520    $ 25,497,713
                                                                                 ============    ============
   At market value (Note 2) ..................................................   $ 37,124,703    $ 37,915,346
Investments in repurchase agreements (Note 2) ................................        965,000       1,894,000
Cash .........................................................................            921             766
Interest and principal paydowns receivable ...................................        448,834             813
Dividends receivable .........................................................             --          43,197
Receivable for capital shares sold ...........................................         30,850           4,704
Receivable for securities sold ...............................................             --         807,558
Other assets .................................................................         13,735          12,818
                                                                                 ------------    ------------
   TOTAL ASSETS ..............................................................     38,584,043      40,679,202
                                                                                 ------------    ------------
LIABILITIES
Dividends payable ............................................................         32,619              --
Payable for capital shares redeemed ..........................................         19,975          27,625
Payable for securities purchased .............................................             --         569,387
Payable to affiliates (Note 4) ...............................................         12,298          33,203
Other accrued expenses and liabilities .......................................         10,195           5,327
                                                                                 ------------    ------------
   TOTAL LIABILITIES .........................................................         75,087         635,542
                                                                                 ------------    ------------

NET ASSETS ...................................................................   $ 38,508,956    $ 40,043,660
                                                                                 ============    ============
Net assets consist of:
Paid-in capital ..............................................................   $ 38,085,778    $ 25,568,779
Undistributed net investment income ..........................................            252           9,508
Accumulated net realized gains (losses) from security transactions ...........       (174,257)      2,047,740
Net unrealized appreciation on investments ...................................        597,183      12,417,633
                                                                                 ------------    ------------
Net assets ...................................................................   $ 38,508,956    $ 40,043,660
                                                                                 ============    ============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ........................................      3,570,162       2,074,618
                                                                                 ============    ============

Net asset value, offering price and redemption price per share (Note 2) ......   $      10.79    $      19.30
                                                                                 ============    ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------
                                                                         Short/
                                                                      Intermediate
                                                                          Term
                                                                      Fixed-Income      Equity
                                                                          Fund           Fund
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ........................................................   $ 1,197,812    $    52,611
   Dividends .......................................................            --        214,801
                                                                       -----------    -----------
      TOTAL INVESTMENT INCOME ......................................     1,197,812        267,412
                                                                       -----------    -----------
EXPENSES
   Investment advisory fees (Note 4) ...............................        93,942        125,421
   Administrative services fees (Note 4) ...........................        37,924         38,992
   Accounting services fees (Note 4) ...............................        18,000         16,200
   Professional fees ...............................................         7,396          7,396
   Transfer agent and shareholder service fees (Note 4) ............         7,200          7,200
   Trustees' fees and expenses .....................................         6,500          6,500
   Reports to shareholders .........................................         4,935          5,913
   Postage and supplies ............................................         5,103          4,752
   Insurance expense ...............................................         4,857          4,692
   Custodian fees ..................................................         1,956          1,821
   Pricing expense .................................................         3,154            613
   Registration fees ...............................................         1,513            594
   Distribution expenses (Note 4) ..................................           471            500
   Other expenses ..................................................         2,799          1,169
                                                                       -----------    -----------
      TOTAL EXPENSES ...............................................       195,750        221,763
   Fees waived by the Adviser (Note 4) .............................       (73,625)            --
                                                                       -----------    -----------
      NET EXPENSES .................................................       122,125        221,763
                                                                       -----------    -----------
NET INVESTMENT INCOME ..............................................     1,075,687         45,649
                                                                       -----------    -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ...................       205,668      2,047,740
   Net change in unrealized appreciation/depreciation on investments       126,599      1,806,509
                                                                       -----------    -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...................       332,267      3,854,249
                                                                       -----------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 1,407,954    $ 3,899,898
                                                                       ===========    ===========

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended May 31, 1998 and November 30, 1997
------------------------------------------------------------------------------------------------------------------------
                                                               Short/Intermediate Term
                                                                  Fixed-Income Fund                 Equity Fund
                                                            ----------------------------    ----------------------------
                                                             Six Months         Year         Six Months         Year
                                                               Ended           Ended           Ended           Ended
                                                            May 31, 1998    November 30,    May 31, 1998    November 30,
                                                            (Unaudited)         1997        (Unaudited)         1997
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ................................   $  1,075,687    $  1,970,130    $     45,649    $    106,761
   Net realized gains (losses) from security transactions        205,668         (30,709)      2,047,740       3,535,218
   Net change in unrealized appreciation/depreciation
      on investments ....................................        126,599          33,026       1,806,509       3,111,825
                                                            ------------    ------------    ------------    ------------
Net increase in net assets from operations ..............      1,407,954       1,972,447       3,899,898       6,753,804
                                                            ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...........................     (1,075,435)     (1,970,130)        (49,509)       (106,087)
   From net realized gains from security transactions ...             --              --      (3,535,218)     (2,298,821)
                                                            ------------    ------------    ------------    ------------
Decrease in net assets from distributions to
   shareholders .........................................     (1,075,435)     (1,970,130)     (3,584,727)     (2,404,908)
                                                            ------------    ------------    ------------    ------------
FROM CAPITAL SHARE
   TRANSACTIONS (Note 5):
   Proceeds from shares sold ............................      2,602,440       6,910,347       2,272,165       3,894,667
   Net asset value of shares issued in reinvestment of
      distributions to shareholders .....................        861,084       1,580,414       3,541,755       2,352,415
   Payments for shares redeemed .........................     (1,939,904)     (5,216,812)     (1,428,444)     (2,793,087)
                                                            ------------    ------------    ------------    ------------
Net increase in net assets
   from capital share transactions ......................      1,523,620       3,273,949       4,385,476       3,453,995
                                                            ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS ..............................      1,856,139       3,276,266       4,700,647       7,802,891

NET ASSETS:
   Beginning of period ..................................     36,652,817      33,376,551      35,343,013      27,540,122
   End of period ........................................   $ 38,508,956    $ 36,652,817    $ 40,043,660    $ 35,343,013
                                                            ============    ============    ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME .....................   $        252    $         --    $      9,508    $     13,368
                                                            ============    ============    ============    ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Six  Months
                                                        Ended
                                                        May 31,                           Year Ended November 30,
                                                         1998          ------------------------------------------------------------
                                                      (Unaudited)        1997         1996         1995         1994         1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  10.69        $  10.69     $  10.73     $   9.94     $  10.77     $  10.49
                                                       --------        --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income ...........................       0.31            0.62         0.62         0.64         0.59         0.64
   Net realized and unrealized
      gains (losses) on investments ................       0.10              --        (0.04)        0.79        (0.79)        0.28
                                                       --------        --------     --------     --------     --------     --------
Total from investment operations ...................       0.41            0.62         0.58         1.43        (0.20)        0.92
                                                       --------        --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income ............      (0.31)          (0.62)       (0.62)       (0.64)       (0.59)       (0.64)
   Distributions from net realized gains ...........         --              --           --           --        (0.04)          --
                                                       --------        --------     --------     --------     --------     --------
Total distributions ................................      (0.31)          (0.62)       (0.62)       (0.64)       (0.63)       (0.64)
                                                       --------        --------     --------     --------     --------     --------
Net asset value at end of period ...................   $  10.79        $  10.69     $  10.69     $  10.73     $   9.94     $  10.77
                                                       ========        ========     ========     ========     ========     ========
Total return .......................................       7.72%(B)        6.03%        5.65%       14.84%       (1.98%)       9.00%
                                                       ========        ========     ========     ========     ========     ========
Net assets at end of period (000's) ................   $ 38,509        $ 36,653     $ 33,377     $ 35,272     $ 35,390     $ 43,272
                                                       ========        ========     ========     ========     ========     ========
Ratio of net expenses to average net assets(A) .....       0.65%(B)        0.65%        0.65%        0.60%        0.50%        0.50%

Ratio of net investment income to average net assets       5.72%(B)        5.88%        5.90%        6.21%        5.67%        5.95%
Portfolio turnover rate ............................         47%(B)          46%          40%          39%          57%          29%
-----------------------------------------------------------------------------------------------------------------------------------

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.04%(B) for the six months ended May 31, 1998 and 1.07%, 1.09%, 1.09%, 1.06% and 1.11% for the
     years ended November 30, 1997, 1996, 1995, 1994 and 1993, respectively (Note 4).

(B)  Annualized.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
EQUITY FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Six Months
                                                        Ended
                                                       May 31,                            Year Ended November 30,
                                                         1998          ------------------------------------------------------------
                                                     (Unaudited)         1997         1996         1995         1994         1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  19.40        $  17.18     $  14.91     $  12.43     $  12.70     $  12.26
                                                       --------        --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income ...........................       0.02            0.06         0.06         0.07         0.06         0.09
   Net realized and unrealized
      gains on investments .........................       1.84            3.65         2.97         3.02         0.11         0.76
                                                       --------        --------     --------     --------     --------     --------
Total from investment operations ...................       1.86            3.71         3.03         3.09         0.17         0.85
                                                       --------        --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income ............      (0.02)          (0.06)       (0.07)       (0.06)       (0.06)       (0.10)
   Distributions from net realized gains ...........      (1.94)          (1.43)       (0.69)       (0.55)       (0.38)       (0.31)
                                                       --------        --------     --------     --------     --------     --------
Total distributions ................................      (1.96)          (1.49)       (0.76)       (0.61)       (0.44)       (0.41)
                                                       --------        --------     --------     --------     --------     --------
Net asset value at end of period ...................   $  19.30        $  19.40     $  17.18     $  14.91     $  12.43     $  12.70
                                                       ========        ========     ========     ========     ========     ========
Total return .......................................      21.79%(C)       23.98%       21.27%       26.08%        1.35%        6.83%
                                                       ========        ========     ========     ========     ========     ========
Net assets at end of period (000's) ................   $ 40,044        $ 35,343     $ 27,540     $ 24,191     $ 18,821     $ 19,150
                                                       ========        ========     ========     ========     ========     ========
Ratio of net expenses to average net assets(A) .....       1.15%(C)        1.19%        1.30%        1.45%        1.50%        1.50%

Ratio of net investment income to average net assets       0.24%(C)        0.34%        0.42%        0.52%        0.51%        0.74%

Portfolio turnover rate ............................         47%(C)          49%          44%          42%          44%          45%

Average commission rate per share(B) ...............   $ 0.0501        $ 0.0499     $ 0.0490           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.58% for the year ended November 30, 1993.

(B) Beginning with the year ended November 30, 1996, the Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

(C)  Annualized.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 1998 (Unaudited)
----------------------------------------------------------------------------------------------------
    Par                                                                                    Market
   Value       INVESTMENT SECURITIES -- 96.4%                       Rate     Maturity       Value
----------------------------------------------------------------------------------------------------
               U.S. TREASURY OBLIGATIONS -- 27.0%
$  1,400,000   U.S. Treasury Notes ..............................   6.625%    7/31/01   $  1,441,563
     300,000   U.S. Treasury Notes ..............................   5.875    11/30/01        302,625
   1,500,000   U.S. Treasury Notes ..............................   6.625     3/31/02      1,552,032
   1,200,000   U.S. Treasury Notes ..............................   5.750     8/15/03      1,208,626
   1,750,000   U.S. Treasury Notes ..............................   7.500     2/15/05      1,930,469
   1,000,000   U.S. Treasury Notes ..............................   6.500     8/15/05      1,050,000
   1,200,000   U.S. Treasury Notes ..............................   7.000     7/15/06      1,302,000
     800,000   U.S. Treasury Notes ..............................   6.500    10/15/06        843,250
     750,000   U.S. Treasury Notes ..............................   6.125     8/15/07        774,141
------------                                                                            ------------
$  9,900,000   TOTAL U.S. TREASURY OBLIGATIONS
------------   (Amortized Cost $10,230,222) .....................                       $ 10,404,706
                                                                                        ------------

               U.S. GOVERNMENT AGENCY
               MORTGAGE-BACKED SECURITIES -- 23.9%
$     59,725   FHLMC GOLD #N-90875 ..............................   7.500%   2/01/99 $        60,283
       5,385   GNMA #114468 .....................................   9.500     7/15/99          5,503
     391,064   FHLMC GOLD #G-50274 ..............................   7.500     6/01/00        395,053
       8,886   FHLMC GNOME #200068 ..............................   8.000     3/01/02          9,051
      30,628   FNMA DWARF #51935 ................................   8.000     4/01/02         31,388
     944,223   FNMA REMIC #93-52E ...............................   6.000     4/25/05        942,835
      54,506   FHLMC GOLD #140094 ...............................   7.500     5/01/05         55,662
     500,000   FHLMC REMIC #1404-D ..............................   6.800     1/15/06        507,428
      67,106   FNMA DWARF #50480 ................................   8.000     9/01/06         69,267
     700,000   FNMA REMIC #92-24H ...............................   7.500    11/25/06        716,192
     592,373   GNMA #362109 .....................................   9.000     9/15/08        623,876
   1,455,229   FHLMC REMIC #1523-PE .............................   6.000    10/15/15      1,455,185
     770,010   FNMA REMIC #93-20PE ..............................   5.900     5/25/16        767,369
     836,465   HLMC REMIC #1522-C ...............................   6.000     8/15/16        836,523
   1,000,000   FNMA REMIC #94-29PE ..............................   6.000     5/25/18        998,300
      15,822   GNMA #285639 .....................................   9.000     2/15/20         17,042
   1,000,000   FHLMC REMIC #1699-C ..............................   6.200     2/15/24      1,003,160
     704,430   FNMA REMIC #250322 ...............................   7.500     8/01/25        724,168
------------                                                                            ------------
$  9,135,852   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
------------   SECURITIES (Amortized Cost $9,102,565) ...........                       $  9,218,285
                                                                                        ------------

               OTHER MORTGAGE-BACKED SECURITIES -- 4.4%
$    388,754   Advanta Home Equity Loan Trust #92-1A ............   7.875%    9/25/08   $    399,970
   1,000,000   CMC Securities Corp. III #94-B ...................   6.000     2/25/09        996,600
     287,579   Bear Stearns Mortgage Securities, Inc. #96-3-A2 ..   7.240     6/25/27        286,871
------------                                                                            ------------
$  1,676,333   TOTAL OTHER MORTGAGE-BACKED SECURITIES
               (Amortized Cost $1,670,841).......................                       $  1,683,441
                                                                                        ------------

                                                                                                   9

SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
----------------------------------------------------------------------------------------------------
    Par                                                                                    Market
   Value       INVESTMENT SECURITIES -- 96.4% (Continued)           Rate     Maturity       Value
----------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES -- 11.2%
$  1,000,000   Circuit City Credit Card Trust #94-2-A ...........   8.000%   11/15/99   $  1,029,620
   1,000,000   Banc One Credit Card Trust #94-C-A ...............   7.800    12/15/00      1,009,100
   1,000,000   J.C. Penney Credit Card Trust #B-A ...............   8.950    10/15/01      1,041,739
   1,225,000   First Bank Corporate Card Trust #97-1-A ..........   6.400     2/15/03      1,244,784
------------                                                                            ------------
$  4,225,000   TOTAL ASSET-BACKED SECURITIES
------------   (Amortized Cost $4,280,767).......................                       $  4,325,243
                                                                                        ------------
               CORPORATE BONDS -- 29.9%
$    210,000   Homeside Lending, Inc. ...........................   6.875%    5/15/00   $    212,634
   1,000,000   Lehman Brothers, Inc. ............................   6.125     2/01/01        998,755
   1,000,000   Ford Motor Credit Co. Medium Term Notes ..........   5.900     2/23/01        995,357
   1,000,000   General Motors Acceptance Corp. ..................   6.000     2/01/02        996,568
   1,000,000   Bear Stearns & Co., Inc. .........................   6.125     2/01/03        998,012
   1,000,000   Asia Development Bank ............................   5.750     5/19/03        996,991
   1,000,000   Sears Roebuck Acceptance Corp. Medium Term Notes .   6.760     6/25/03      1,020,002
   1,000,000   Salomon Smith Barney Holdings, Inc. ..............   6.625    11/15/03      1,019,980
   1,000,000   American Home Products Corp. .....................   7.900     2/15/05      1,097,925
   1,000,000   GTE Southwest, Inc. ..............................   6.230     1/01/07        998,971
   1,000,000   U. S. West Capital Funding, Inc. .................   7.300     1/15/07      1,073,499
   1,000,000   Bank One Corp. ...................................   7.600     5/01/07      1,084,334
------------                                                                            ------------
$ 11,210,000   TOTAL CORPORATE BONDS (Amortized Cost $11,243,126)                       $ 11,493,028
------------                                                                            ------------

$ 36,147,185   TOTAL INVESTMENT SECURITIES (Amortized Cost $36,527,520)                 $ 37,124,703
------------                                                                            ------------
----------------------------------------------------------------------------------------------------
    Face                                                                                    Market
   Amount      REPURCHASE AGREEMENTS(1) -- 2.5%                                              Value
----------------------------------------------------------------------------------------------------
$    965,000   Fifth Third Bank, 5.15%, dated 5/29/98,
------------   due 6/01/98, repurchase proceeds $965,414                                $    965,000
                                                                                        ------------
$    965,000   TOTAL REPURCHASE AGREEMENTS                                              $    965,000
------------                                                                            ------------

               TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS-- 98.9%            $ 38,089,703

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.1%                                  419,253
                                                                                        ------------
               NET ASSETS-- 100.0%                                                      $ 38,508,956
                                                                                        ------------

(1)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.

FHLMC - Federal Home Loan Mortgage Corporation.
FNMA - Federal National Mortgage Association.
GNMA - Government National Mortgage Association.
DWARF - A 15-year mortgage pool issued by FNMA.
GNOME - A 15-year mortgage pool issued by FHLMC.
REMIC - Real Estate Mortgage Investment Conduit.
GOLD - A 30-year mortgage pool issued by FHLMC with a shorter coupon payment delay period.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
EQUITY FUND
PORTFOLIO OF INVESTMENTS
May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                                       Market
COMMON STOCKS -- 94.7%                                      Shares      Value
--------------------------------------------------------------------------------
CAPITAL GOODS -- 18.1%
AlliedSignal, Inc. .....................................   18,500  $    790,875
Avery Dennison Corp. ...................................   27,200     1,409,300
The Boeing Co. .........................................   21,300     1,014,412
Illinois Tool Works, Inc. ..............................    9,400       620,400
Molex, Inc. - Class A ..................................   49,306     1,285,038
Thermo Electron Corp.* .................................   32,200     1,131,025
USA Waste Services, Inc.* ..............................   21,500     1,014,531
                                                                   ------------
                                                                   $  7,265,581
                                                                   ------------
FINANCIALS -- 12.0%
American Express Co. ...................................   11,500  $  1,180,187
American International Group, Inc. .....................    7,525       931,689
Chubb Corp. ............................................   15,400     1,225,263
Fannie Mae .............................................   24,700     1,478,913
                                                                   ------------
                                                                   $  4,816,052
                                                                   ------------
TECHNOLOGY -- 11.7%
Applied Materials, Inc.* ...............................   17,000  $    544,000
Compaq Computer Corp. ..................................   27,500       751,094
Electronic Data Systems Corp. ..........................   18,800       683,850
First Data Corp. .......................................   27,500       914,375
Hewlett-Packard Co. ....................................   10,100       627,462
Intel Corp. ............................................    6,000       428,625
Motorola, Inc. .........................................    7,000       370,563
QUALCOMM, Inc.* ........................................    7,000       364,875
Siebel Systems, Inc.* ..................................       68         1,547
                                                                   ------------
                                                                   $  4,686,391
                                                                   ------------
HEALTH CARE -- 9.4%
Abbott Laboratories ....................................   12,500  $    927,344
American Home Products Corp. ...........................   17,400       840,637
Merck & Co., Inc. ......................................    2,600       304,363
Schering-Plough Corp. ..................................   13,500     1,129,781
Smithkline Beecham PLC - ADR ...........................   10,500       565,031
                                                                   ------------
                                                                   $  3,767,156
                                                                   ------------
CONSUMER CYCLICALS -- 8.4%
AutoZone, Inc.* ........................................   30,700  $  1,020,775
Catalina Marketing Corp.* ..............................   14,000       633,500
H&R Block, Inc. ........................................   20,600       906,400
Nike, Inc. - Class B ...................................   17,000       782,000
                                                                   ------------
                                                                   $  3,342,675
                                                                   ------------

EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
                                                                       Market
COMMON STOCKS -- 94.7% (Continued)                         Shares       Value
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 8.0%
Colgate-Palmolive Co. ..................................    4,800  $    417,600
McDonald's Corp. .......................................   12,500       820,312
PepsiCo, Inc. ..........................................   17,300       706,056
Sysco Corp. ............................................   30,000       699,375
The Walt Disney Co. ....................................    5,000       565,625
                                                                   ------------
                                                                   $  3,208,968
                                                                   ------------

BASIC MATERIALS -- 10.3%
Carpenter Technology Corp. .............................   20,000  $  1,060,000
duPont (E.I.) de Nemours & Co. .........................    6,000       462,000
Ecolab, Inc. ...........................................   39,000     1,204,125
Monsanto Co. ...........................................   11,000       609,125
Sonoco Products Co. ....................................   11,220       391,999
Willamette Industries, Inc. ............................   11,300       387,731
                                                                   ------------
                                                                   $  4,114,980
                                                                   ------------
ENERGY -- 6.6%
Apache Corp. ...........................................   16,700  $    570,931
Exxon Corp. ............................................    6,000       423,000
Mobil Corp. ............................................   10,000       780,000
Noble Affiliates, Inc. .................................   22,700       886,719
                                                                   ------------
                                                                   $  2,660,650
                                                                   ------------
COMMUNICATION SERVICES -- 5.4%
AirTouch Communications, Inc.* .........................   25,400  $  1,209,675
AT&T Corp. .............................................   15,500       943,563
                                                                   ------------
                                                                   $  2,153,238
                                                                   ------------
UTILITIES -- 2.7%
Duke Energy Corp. ......................................   18,590  $  1,071,249
                                                                   ------------
TRANSPORTATION -- 2.1%
Landstar System, Inc.* .................................   24,500  $    828,406
                                                                   ------------

TOTAL COMMON STOCKS (Cost $25,497,713)..................           $ 37,915,346
                                                                   ------------
--------------------------------------------------------------------------------
                                                            Face      Market
REPURCHASE AGREEMENTS(1) -- 4.7%                           Amount     Value
--------------------------------------------------------------------------------
Fifth Third Bank, 5.15%, dated 5/29/98, due 6/01/98,
repurchase proceeds $1,894,813......................  $ 1,894,000  $  1,894,000
                                                      -----------  ------------
TOTAL REPURCHASE AGREEMENTS.........................  $ 1,894,000  $  1,894,000
                                                      ===========  ============


TOTAL COMMON STOCKS AND REPURCHASE AGREEMENTS-- 99.4%...           $ 39,809,346

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.6%............                234,314
                                                                   ------------
NET ASSETS-- 100.0%.....................................           $ 40,043,660
                                                                   ============

*    Non-income producing security.

(1)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
May 31, 1988 (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Brundage, Story and Rose Investment Trust (the Trust) was organized as an Ohio business trust on October 1, 1990. The Trust offers two series of shares to investors: the Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund and the Brundage, Story and Rose Equity Fund (collectively, the Funds). The Trust commenced operations on December 3, 1990, when Brundage, Story and Rose, llc (the Adviser) purchased the initial 5,000 shares of each Fund at $10 per share. The public offering of shares commenced on January 2, 1991.

The Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund (the Bond
Fund) seeks to provide a higher and more stable level of income than a money market fund with more principal stability than a mutual fund investing in intermediate and long-term fixed-income securities. The Bond Fund invests primarily in short and intermediate-term fixed-income securities.

The Brundage, Story and Rose Equity Fund (the Equity Fund) seeks to provide protection and enhancement of capital. The Equity Fund invests primarily in common stocks and securities convertible into common stock.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities listed on stock exchanges and securities traded in the over-the-counter market are valued at the last sale price as of the close of business on the day the securities are being valued. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at the closing bid price quoted by brokers that make markets in the securities. U.S. Government and agency obligations, asset-backed securities and corporate bonds are valued at their most recent bid price as obtained from one or more of the major market makers for such securities or are valued at an estimated fair value obtained from an independent pricing service based upon such factors as maturity, coupon, issuer and type of security. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian at the Federal Reserve Bank. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. Each Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the Adviser, including the Funds' custodian, banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding. The offering and redemption price per share of each Fund are equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are accreted/amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income for the Bond Fund are declared daily and paid monthly. Dividends arising from net investment income for the Equity Fund are declared and paid quarterly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Securities traded on a to-be-announced basis -- The Bond Fund periodically trades portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date in mortgage-backed and asset-backed securities transactions. Securities purchased on a TBA basis are recorded on the trade date, however, they are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. When effecting such transactions, assets of a dollar amount sufficient to make payment for the portfolio securities to be purchased are placed in a segregated account on the trade date.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the fiscal year ended November 30) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of May 31, 1998:

--------------------------------------------------------------------------------
                                                   Bond               Equity
                                                   Fund                Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation ..........       $    634,630        $ 13,012,554
Gross unrealized depreciation ..........            (37,447)           (594,921)
                                               ------------        ------------
Net unrealized appreciation ............       $    597,183        $ 12,417,633
                                               ------------        ------------
Federal income tax cost ................       $ 36,527,520        $ 25,497,713
                                               ============        ============
--------------------------------------------------------------------------------

As of November 30, 1997, the Bond Fund had capital loss carryforwards for federal income tax purposes of $379,925, none of which expire prior to November 30, 2002. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $9,644,825 and $8,436,767, respectively, for the Bond Fund and $8,705,131 and $8,525,796, respectively, for the Equity Fund, during the six months ended May 31, 1998.

4.   TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are principals of the Adviser. Certain officers of the Trust are officers of Countrywide Fund Services, Inc.
(CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, and of CW Fund Distributors, Inc., the exclusive underwriter of the Funds' shares.

As of May 31, 1998, the Adviser, principals of the Adviser and certain employee benefit plans of the Adviser were, collectively, a significant shareholder of record of each Fund.

ADVISORY AGREEMENT

Each Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Bond Fund and the Equity Fund each pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% and 0.65%, respectively, of average daily net assets. In order to reduce the operating expenses of the Bond Fund, the Adviser voluntarily waived $73,625 of its investment advisory fees during the six months ended May 31, 1998.

ADMINISTRATIVE SERVICES AGREEMENT

Under the terms of the Administrative Services Agreement with the Trust, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. CFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee based on each Fund's average daily net assets.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in each Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement with the Trust, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee from each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

PLAN OF DISTRIBUTION

The Trust has a plan of distribution (the Plan) under which each Fund may incur or reimburse the Adviser for expenses related to the distribution and promotion of capital shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the average daily net assets of each Fund.

5.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares sold and redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods ended May 31, 1998 and November 30, 1997.

--------------------------------------------------------------------------------------------------------
                                                      Bond Fund                      Equity Fund
                                             -----------------------------   ---------------------------
                                              Six Months         Year         Six Months        Year
                                                 Ended           Ended          Ended           Ended
                                             May 31, 1998     November 30,   May 31, 1998    November 30,
                                              (Unaudited)         1997        (Unaudited)        1997
--------------------------------------------------------------------------------------------------------
Shares sold ...............................      242,025         651,578         123,347         226,359
Shares issued in reinvestment
   of distributions to shareholders .......       79,965         149,272         206,420         154,343
Shares redeemed ...........................     (180,408)       (494,784)        (76,733)       (161,988)
                                               ---------       ---------       ---------       ---------
Net increase in shares outstanding ........      141,582         306,066         253,034         218,714
Shares outstanding, beginning of period ...    3,428,580       3,122,514       1,821,584       1,602,870
                                               ---------       ---------       ---------       ---------
Shares outstanding, end of period .........    3,570,162       3,428,580       2,074,618       1,821,584
                                               =========       =========       =========       =========
--------------------------------------------------------------------------------------------------------

BRUNDAGE,
STORY AND ROSE
INVESTMENT TRUST
------------------------------------
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094

BOARD OF TRUSTEES
------------------------------------
Francis S. Branin, Jr.
Malcolm D. Clarke, Jr.
Cheryl L.Grandfield
Antoinette Geyelin Hoar
Jerome B. Lieber
William M.R. Mapel
James G. Pepper
Crosby R. Smith
Charles G. Watson

INVESTMENT ADVISER
------------------------------------
Brundage, Story and Rose, LLC
One Broadway
New York, New York 10004

UNDERWRITER
------------------------------------
CW Fund Distributors, Inc.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
------------------------------------
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICES
------------------------------------
Nationwide: (Toll Free) 800-320-2212